Inventories (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of inventories
Current portion	$ 1,089,087	$ 991,234
Increase in long-term assets	10,245,146	9,382,164
Inventory, Total	11,334,233	10,373,398
Raw materials [Member]
Schedule of inventories
Current portion	416,519	284,628
Increase in long-term assets	2,608,829	2,734,896
Inventory, Total	3,025,348	3,019,524
Work-in-process [Member]
Schedule of inventories
Current portion	17,446	22,523
Increase in long-term assets
Inventory, Total	17,446	22,523
Finished goods - handicrafts [Member]
Schedule of inventories
Current portion	197,842	153,578
Increase in long-term assets	653,785	695,426
Inventory, Total	851,627	849,004
Yew seedlings [Member]
Schedule of inventories
Current portion	457,280	530,505
Increase in long-term assets	6,982,532	3,622,991
Inventory, Total	7,439,812	4,153,496
Other trees [Member]
Schedule of inventories
Current portion
Increase in long-term assets		2,328,851
Inventory, Total		$ 2,328,851